FAIR VALUE MEASUREMENTS - Assets and liabilities measured on recurring basis (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash and marketable securities held in Trust Account	$ 40,293,597	$ 230,158,259	$ 230,091,362
Liabilities:
PIPE derivative liability- PIPE Incentive Shares	19,905,700
Warrant liability	1,810,000	12,766,082	25,489,000
Public Warrant
Liabilities:
Warrant liability		7,820,000
Level 1
Assets:
Cash and marketable securities held in Trust Account	40,293,597	230,158,259	230,098,795
Level 1 | Public Warrant
Liabilities:
Warrant liability		7,820,000	15,985,000
Level 1 | Private Placement Warrants
Liabilities:
Warrant liability	660,000	4,946,082
Level 3 | Public Warrant
Liabilities:
Warrant liability	$ 1,150,000
Level 3 | Private Placement Warrants
Liabilities:
Warrant liability		$ 4,946,082	$ 9,504,000